BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (21.0%)
$8,446,743	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213%	$6,757,479
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,680,056
3,477,393	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	3,420,853
6,260,968	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	6,311,933
19,360,000	Amur Equipment Finance Receivables XIV LLC 2024-2A1	07/21/31	5.190	19,354,192
1,619,416	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	1,615,058
9,105,000	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	9,159,028
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,024,010
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,721,405
7,160,761	BHG Securitization Trust 2022-A1	02/20/35	1.710	7,084,756
9,421,853	BHG Securitization Trust 2023-A1	04/17/36	5.550	9,400,443
6,891,068	BHG Securitization Trust 2023-B1	12/17/36	6.920	7,099,062
9,668,666	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	9,775,125
12,410,000	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	7.189	12,441,794
7,568,325	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	7,330,876
44,170,000	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%)[1,2]	07/16/32	6.648	44,174,289
11,244,533	Capital Automotive REIT 2024-2A1	05/15/54	4.900	11,134,074
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.382%)[1,2]	07/15/32	6.683	29,361,902
20,366,719	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,983,922
10,009,833	CARS-DB7 LP 2023-1A1	09/15/53	5.750	10,068,760
8,085,000	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	8,182,503
22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	21,879,671
10,192,749	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	10,238,976
7,634,892	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	7,715,040
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month CME Term SOFR + 1.712%)[1,2]	10/01/32	7.030	25,066,470
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,715,390
18,320,000	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	18,599,604
11,645,000	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	11,749,848
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2]	07/15/33	7.251	12,490,538
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month CME Term SOFR + 1.342%)[1,2]	01/15/34	6.643	17,198,297
3,531,746	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	2,260,360
4,969,032	Elm Trust 2020-3A1	08/20/29	2.954	4,801,881
4,400,083	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	4,363,035
7,943,711	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	7,968,877
10,305,189	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	10,458,062
702,716	FCI Funding LLC 2021-1A1	04/15/33	1.130	701,116
10,248,298	Finance of America HECM Buyout 2022-HB1[1,2,3]	02/25/32	2.695	10,041,808
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	46,937,686
8,928,755	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	8,389,458
10,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	10,939,262
15,436,675	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	15,435,064
16,445,154	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	15,386,018

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$17,016,181	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260%	$15,787,046
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,362,465
48,258,808	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	45,247,951
8,300,000	HPEFS Equipment Trust 2023-2A1	01/21/31	6.040	8,324,363
16,473,942	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	13,239,830
9,275,000	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	9,355,415
4,576,796	LCM XXIV, Ltd. 24A (3-Month CME Term SOFR + 1.242%)[1,2]	03/20/30	6.524	4,589,211
2,437,096	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	2,419,812
14,800,000	Mariner Finance Issuance Trust 2023-AA1	10/22/35	6.700	15,055,204
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	39,495,973
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	7.196	12,416,132
10,242,000	Navistar Financial Dealer Note Master Owner Trust 2024-1[1]	04/25/29	5.590	10,328,313
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)[1,2]	01/20/35	6.522	47,637,752

17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	17,401,777
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,696,588
6,235,000	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	6,324,569
3,302,147	NMEF Funding LLC 2022-A1	10/16/28	2.580	3,288,993
12,293,673	NMEF Funding LLC 2023-A1	06/17/30	6.570	12,400,299
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%)[1,2]	05/20/32	6.687	30,009,390
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month CME Term SOFR + 1.412%)[1,2]	05/12/31	6.735	32,972,814
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,712,235
19,615,000	OnDeck Asset Securitization Trust IV LLC 2024-1A1	06/17/31	6.270	19,966,275
14,640,000	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	14,730,314
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	13,143,609
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,724,044
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	53,639,033
22,813,964	Oportun Issuance Trust 2022-A1	06/09/31	5.050	22,674,263
23,739,645	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	22,774,058
19,970,171	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	6.351	19,995,932
11,370,504	Parliament CLO II, Ltd. 2021-2A (3-Month CME Term SOFR + 1.612%)[1,2]	08/20/32	6.937	11,378,313
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	46,896,497
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,745,405
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,928,904
31,020,000	Purchasing Power Funding LLC 2024-A1	08/15/28	5.890	31,186,801
4,151,679	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	4,113,988
2,449,574	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	2,438,178
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	54,397,364
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	22,760,933
185,925	Santander Drive Auto Receivables Trust 2023-2	03/16/26	5.870	185,932
8,508,038	Santander Drive Auto Receivables Trust 2023-5	07/15/27	6.310	8,529,768
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	34,137,136
7,279,644	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	6,956,428

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$24,210,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430%	$24,465,215
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,2]	07/20/32	6.604	22,792,958
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	18,353,399
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month CME Term SOFR + 1.322%)[1,2]	07/15/32	6.623	50,843,004
12,760,000	Synchrony Card Funding LLC 2022-A1	04/15/28	3.370	12,582,811
13,310,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	13,222,453
12,345,000	T-Mobile US Trust 2024-1A1	09/20/29	5.050	12,414,236
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	13,115,698
150,703	VFI ABS LLC 2022-1A1	03/24/28	2.230	150,271
5,504,805	VFI ABS LLC 2023-1A1	03/26/29	7.270	5,535,179
7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	7,195,716
7,541,205	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	7,501,695
16,657,910	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	16,679,540
12,000,000	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	12,163,288
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,308,675
	Total Asset Backed Securities (Cost $1,581,951,088)			1,563,111,426

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.4%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.678	21,401,947
9,350,000	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	7.021	9,309,094
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	7.227	20,287,312
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	7.444	18,133,938
41,818,697	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	6.342	41,295,963
19,954,560	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,2]	02/15/38	6.349	19,188,161
16,217,622	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 1.514%)[1,2]	11/15/37	6.849	15,797,213
16,609,136	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	6.499	15,861,725
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	8.343	25,207,003
11,715,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	12,315,539
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	6.829	20,715,309
6,544,627	HPLY Trust 2019-HIT (1-Month CME Term SOFR + 1.114%)[1,2]	11/15/36	6.446	6,530,310
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	6.624	23,086,813
28,261,755	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	6.244	28,014,465
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	6.727	15,844,513

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$17,525,671	Ready Capital Mortgage Financing LLC 2022-FL8 (30-Day SOFR + 1.650%)[1,2]	01/25/37	6.998%	$17,566,879
46,350,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	6.879	45,552,317
24,300,000	Taubman Centers Commercial Mortgage Trust 2022-DPM (1-Month CME Term SOFR + 2.186%)[1,2]	05/15/37	7.515	24,360,750
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	8.118	20,056,250
	Total Commercial Mortgage Backed Securities (Cost $414,690,505)			400,525,501

	CORPORATE BONDS (45.8%)
	AEROSPACE/DEFENSE (0.2%)
11,105,000	BAE Systems, Plc.[1]	03/26/27	5.000	11,159,264

	AGRICULTURE (0.0%)
1,250,000	Cargill, Inc.[1]	02/02/31	1.700	1,039,720
1,000,000	Philip Morris International, Inc.	02/13/31	5.125	1,014,133
				2,053,853
	APPAREL (0.0%)
1,000,000	Tapestry, Inc.	11/27/26	7.000	1,033,903
1,000,000	VF Corp.	04/23/25	2.400	976,951
				2,010,854
	AUTO MANUFACTURERS (2.2%)
16,000,000	Daimler Truck Finance North America LLC[1]	01/17/25	5.200	15,979,358
1,000,000	Ford Motor Credit Co. LLC	02/10/25	2.300	981,388
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	24,036,872
9,175,000	Hyundai Capital America[1]	11/03/25	6.250	9,293,899
1,000,000	Hyundai Capital America[1]	01/08/26	1.300	948,105
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,127,103
14,835,000	Hyundai Capital America[1]	06/24/26	5.450	14,952,677
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,943,943
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,651,109
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,432,571
31,170,000	Mercedes-Benz Finance North America LLC[1]	07/31/26	4.875	31,237,820
				159,584,845
	BANKS (13.5%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%)[2]	03/14/28	5.552	17,144,903
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,582,657
1,000,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	969,631
51,125,000	Bank of Montreal	01/10/25	1.500	50,245,124
19,870,000	Bank of New Zealand[1]	02/07/28	4.846	19,990,361
9,500,000	Bank of New Zealand[1]	01/30/29	5.076	9,676,966
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,753,675
16,915,000	Canadian Imperial Bank of Commerce	10/02/26	5.926	17,290,172
19,725,000	Canadian Imperial Bank of Commerce	04/28/28	5.001	19,897,284
17,940,000	Citibank NA	08/06/26	4.929	17,982,061
1,000,000	Citigroup, Inc. (SOFR + 1.528%)[2]	03/17/26	3.290	986,145

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$1,000,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575%	$982,363
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	5.768	33,541,342
1,000,000	Discover Bank	07/27/26	3.450	964,939
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	64,499,734
1,000,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	1,035,889
1,000,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	944,076
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	32,433,263
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%)[2]	11/03/26	7.336	5,930,536
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%)[2]	08/14/27	5.887	26,039,957
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,112,721
24,145,000	Huntington National Bank (SOFR + 1.215%)[2]	11/18/25	5.699	24,138,674
1,000,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	986,767
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	32,590,124
1,000,000	JPMorgan Chase & Co. (SOFR + 1.850%)[2]	04/22/26	2.083	976,951
12,600,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	12,664,966
19,760,000	KeyBank NA	11/15/27	5.850	20,022,976
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	24,562,853
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750	17,231,366
1,000,000	Manufacturers & Traders Trust Co.	01/27/28	4.700	984,119
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	38,268,624
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	43,144,861
1,000,000	Morgan Stanley[2,3]	07/22/28	3.591	961,866
1,000,000	PNC Bank NA	07/26/28	4.050	970,839
15,190,000	PNC Financial Services Group, Inc. (SOFR + 1.322%)[2]	06/12/26	5.812	15,253,210
25,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	26,248,565
1,000,000	Regions Financial Corp.	05/18/25	2.250	974,348
24,915,000	Royal Bank of Canada	08/03/27	4.240	24,626,098
51,698,000	Santander Holdings USA, Inc.	07/17/25	4.500	51,189,103
13,474,000	Santander Holdings USA, Inc. (SOFR + 2.328%)[2]	09/09/26	5.807	13,556,036
1,000,000	Santander Holdings USA, Inc. (SOFR + 1.249%)[2]	01/06/28	2.490	931,997
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	26,218,477
11,875,000	Skandinaviska Enskilda Banken AB1	03/05/29	5.375	12,118,457
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,166,243
1,000,000	Synchrony Bank	08/22/25	5.400	997,443
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,546,860
1,000,000	Truist Financial Corp. (SOFR + 1.435%)[2]	01/26/29	4.873	996,205
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%)[1,2]	01/12/27	5.711	53,916,535
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	38,894,072
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,910,749
1,000,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,029,853
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,911,986
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,858,727
1,000,000	Wells Fargo & Co. (3-Month CME Term SOFR + 4.032%)[2]	04/04/31	4.478	977,280
26,655,000	Westpac Banking Corp.	11/18/27	5.457	27,366,178
30,895,000	Westpac New Zealand, Ltd.[1]	02/15/28	4.902	31,070,296
				1,002,267,503

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BEVERAGES (0.3%)
$21,670,000	Keurig Dr Pepper, Inc.	03/15/27	5.100%	$21,901,669

	BIOTECHNOLOGY (0.0%)
1,000,000	Baxalta, Inc.	06/23/25	4.000	988,045
1,000,000	Illumina, Inc.	12/13/27	5.750	1,025,503
				2,013,548
	BUILDING MATERIALS (0.0%)
1,000,000	CRH America, Inc.[1]	05/18/25	3.875	986,450

	COMPUTERS (0.0%)
600,000	Genpact Luxembourg S.a.r.l.	12/01/24	3.375	594,320

	COSMETICS/PERSONAL CARE (0.0%)
1,000,000	Estee Lauder Cos, Inc.	04/15/30	2.600	896,380

	DIVERSIFIED FINANCIAL SERVICES (3.0%)
23,075,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	07/15/25	6.500	23,268,380
1,000,000	American Express Co. (SOFR + 0.999%)[2]	05/01/26	4.990	997,285
20,960,000	American Express Co. (SOFR + 0.750%)[2]	04/23/27	5.645	21,197,952
34,045,000	Aviation Capital Group LLC[1]	12/15/24	5.500	33,998,698
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	33,524,665
1,000,000	Blackstone Holdings Finance Co. LLC[1]	04/22/33	6.200	1,072,538
10,000,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	10,426,424
1,000,000	Capital One Financial Corp. (SOFR + 2.080%)[2]	02/01/29	5.468	1,009,789
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,786,848
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,870,277
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	47,007,496
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	23,897,743
1,000,000	Western Union Co.	01/10/25	2.850	987,738
				220,045,833
	ELECTRIC (3.0%)
500,000	AES Corp.[1]	07/15/25	3.300	489,237
1,000,000	Appalachian Power Co.	04/01/31	2.700	869,068
1,000,000	Atlantic City Electric Co.	03/15/31	2.300	856,274
1,000,000	Avangrid, Inc.	04/15/25	3.200	984,013
1,000,000	Black Hills Corp.	06/15/30	2.500	863,871
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,740,516
1,000,000	DTE Energy Co.	06/01/25	1.050	965,007
1,000,000	Duke Energy Ohio, Inc.	06/01/30	2.125	866,842
35,320,635	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	32,664,401
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	60,280,180
1,000,000	Edison International	11/15/29	6.950	1,082,977
1,000,000	Entergy Louisiana LLC	12/15/30	1.600	829,269
1,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	1,008,198
1,000,000	Fells Point Funding Trust[1]	01/31/27	3.046	952,966
1,000,000	FirstEnergy Pennsylvania Electric Co.[1]	03/30/26	5.150	999,935
1,000,000	National Rural Utilities Cooperative Finance Corp.	03/15/30	2.400	885,932
1,000,000	NextEra Energy Capital Holdings, Inc.	06/20/25	4.450	992,887
31,917,000	NextEra Energy Capital Holdings, Inc.	09/01/25	5.749	32,137,910

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$1,000,000	NRG Energy, Inc.[1]	12/02/25	2.000%	$955,590
1,000,000	Pacific Gas & Electric Co.	01/01/26	3.150	971,672
1,000,000	PacifiCorp	02/15/34	5.450	1,011,080
24,049,000	Public Service Enterprise Group, Inc.	08/15/25	0.800	22,970,289
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,353,515
25,706,000	Vistra Operations Co. LLC[1]	05/13/25	5.125	25,576,928
				224,308,557
	FOOD (0.9%)
1,000,000	Campbell Soup Co.	03/15/25	3.950	990,565
15,535,000	General Mills, Inc.	10/17/28	5.500	16,011,853
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,677,203
1,000,000	Mars, Inc.[1]	04/20/28	4.550	1,001,466
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	21,420,107
11,460,000	Sysco Corp.	01/17/29	5.750	11,925,555
				64,026,749
	GAS (0.0%)
1,000,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	985,048
265,000	East Ohio Gas Co.[1]	06/15/25	1.300	255,866
1,000,000	Southern California Gas Co.	02/01/30	2.550	896,621
				2,137,535
	HEALTHCARE-PRODUCTS (0.3%)
800,000	Baxter International, Inc.	02/01/27	1.915	745,019
22,215,000	Medtronic Global Holdings SCA	03/30/28	4.250	22,034,255
				22,779,274
	HEALTHCARE-SERVICES (1.7%)
1,000,000	Adventist Health System	03/01/29	2.952	911,776
1,000,000	CommonSpirit Health	10/01/25	1.547	955,886
13,919,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	12,482,285
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,565,033
1,000,000	Roche Holdings, Inc.[1]	11/13/28	5.338	1,033,742
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,359,378
60,630,000	Sutter Health	08/15/25	1.321	58,127,032
				128,435,132
	INSURANCE (11.2%)
26,415,000	American Coastal Insurance Corp.	12/15/27	7.250	25,028,144
18,000,000	Athene Global Funding[1]	01/14/25	2.500	17,739,010
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,990,687
35,075,000	Athene Global Funding[1]	02/23/26	5.684	35,330,835
1,000,000	Athene Global Funding[1]	10/02/26	1.730	933,975
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,220,727
47,995,000	Athene Global Funding[1]	01/09/29	5.583	48,975,925
1,000,000	Brighthouse Financial Global Funding[1]	05/24/26	1.550	936,331
1,000,000	CNO Global Funding[1]	01/06/25	1.650	981,886
30,350,000	Corebridge Global Funding[1]	06/24/26	5.350	30,621,832
1,000,000	Corebridge Global Funding[1]	07/02/26	5.750	1,012,969
14,025,000	Corebridge Global Funding[1]	09/19/28	5.900	14,531,589
26,595,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	26,252,415
59,274,000	F&G Global Funding[1]	09/20/24	0.900	58,859,662

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$1,000,000	F&G Global Funding[1]	06/30/26	1.750%	$933,147
29,080,000	F&G Global Funding[1]	06/10/27	5.875	29,378,060
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	5.867	50,008,385
1,000,000	GA Global Funding Trust[1]	01/06/27	2.250	936,574
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,524,904
1,000,000	Guardian Life Global Funding[1]	12/10/25	0.875	948,140
1,000,000	Jackson National Life Global Funding[1]	01/12/25	1.750	982,870
1,230,000	MassMutual Global Funding II1	10/09/30	1.550	1,025,721
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	41,655,158
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	24,035,766
1,000,000	Metropolitan Life Global Funding I1	06/30/27	4.400	994,810
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	72,149,024
1,000,000	New York Life Global Funding[1]	01/09/28	4.850	1,005,471
15,850,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	15,966,553
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	18,657,739
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	37,603,237
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	36,616,196
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	46,342,327
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,633,003
1,000,000	Principal Life Global Funding II1	06/28/28	5.500	1,018,227
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	41,741,982
1,000,000	Protective Life Global Funding[1]	04/14/26	5.209	1,004,985
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,888,518
1,180,000	RGA Global Funding[1]	01/18/29	2.700	1,081,765
17,755,000	RGA Global Funding[1]	05/24/29	5.448	18,178,214
27,515,000	SiriusPoint, Ltd.	04/05/29	7.000	28,728,202
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,055,768
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%)[1,2]	01/06/26	7.282	11,871,130
				834,381,863
	INVESTMENT COMPANIES (5.2%)
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	41,120,351
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	16,063,509
46,600,000	Blackstone Private Credit Fund	09/15/24	1.750	46,321,188
31,840,000	Blackstone Private Credit Fund	11/22/24	2.350	31,486,091
26,534,000	Blackstone Private Credit Fund	03/24/25	4.700	26,296,608
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	9,355,786
10,000,000	Blue Owl Capital Corp.	03/30/25	4.000	9,875,807
6,028,000	Blue Owl Capital Corp. II1	11/26/24	4.625	6,002,418
13,723,000	Blue Owl Credit Income Corp.	03/21/25	5.500	13,685,936
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	16,874,577
20,015,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	19,517,736
18,375,000	Franklin BSP Capital Corp.[1]	12/15/24	4.850	18,224,255
26,475,000	Franklin BSP Capital Corp.	03/30/26	3.250	25,191,411
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,686,653
27,321,000	FS KKR Capital Corp.[1]	02/14/25	4.250	27,058,071
15,940,000	FS KKR Capital Corp.	01/15/26	3.400	15,332,629
33,980,000	Main Street Capital Corp.	07/14/26	3.000	32,137,681

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$17,345,000	PennantPark Investment Corp.	11/01/26	4.000%	$16,089,332
				389,320,039
	MACHINERY-CONSTRACTION & MINING (0.0%)
800,000	Caterpillar Financial Services Corp.	08/12/25	3.650	789,791
1,000,000	Komatsu Finance America, Inc.[1]	10/06/27	5.499	1,021,890
				1,811,681
	MACHINERY-DIVERSIFIED (0.6%)
1,000,000	CNH Industrial Capital LLC	05/23/25	3.950	988,287
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,207,496
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	27,499,908
1,000,000	John Deere Capital Corp.	01/16/29	4.500	1,000,985
				40,696,676
	METAL FABRICATE/HARDWARE (0.0%)
1,000,000	Precision Castparts Corp.	06/15/25	3.250	985,234

	OIL & GAS (0.1%)
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	9,786,062

	PACKAGING & CONTAINERS (0.0%)
1,000,000	Amcor Flexibles North America, Inc.	05/17/25	4.000	988,288

	PHARMACEUTICALS (0.8%)
22,745,000	CVS Health Corp.	02/20/26	5.000	22,741,778
12,815,000	McKesson Corp.	02/15/26	5.250	12,815,084
21,775,000	PRA Health Sciences, Inc.[1]	07/15/26	2.875	20,582,383
				56,139,245
	PIPELINES (0.2%)
1,000,000	Columbia Pipeline Group, Inc.	06/01/25	4.500	991,935
16,986,000	EnLink Midstream Partners LP	06/01/25	4.150	16,733,787
				17,725,722
	PRIVATE EQUITY (0.3%)
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	22,475,184

	REAL ESTATE INVESTMENT TRUSTS (1.3%)
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,449,927
1,000,000	Boston Properties LP	10/01/26	2.750	942,930
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	24,102,186
1,000,000	Federal Realty OP LP	05/01/28	5.375	1,015,692
14,480,000	Realty Income Corp.	01/13/26	5.050	14,470,941
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,593,027
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,826,464
1,000,000	VICI Properties LP / VICI Note Co., Inc.[1]	02/15/25	3.500	985,979
				99,387,146
	RETAIL (0.3%)
22,320,000	Home Depot, Inc.	06/25/26	5.150	22,551,722

	SEMICONDUCTORS (0.2%)
16,565,000	ams-OSRAM AG1	03/30/29	12.250	17,491,596

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	SOFTWARE (0.0%)
$1,000,000	Concentrix Corp.	08/02/26	6.650%	$1,022,804

	TOYS/GAMES/HOBBIES (0.0%)
1,000,000	Hasbro, Inc.	11/19/24	3.000	990,441

	TRUCKING & LEASING (0.5%)
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	07/15/25	4.000	986,540
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	31,671,331
				32,657,871
	Total Corporate Bonds (Cost $3,430,450,648)			3,413,613,340

	LOAN PARTICIPATIONS AND ASSIGNMENTS (10.8%)
27,063,750	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[2]	04/20/28	10.294	27,965,243
21,318,922	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	10.985	14,070,489
20,467,485	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[2]	11/01/28	8.887	20,333,832
6,587,663	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[2]	11/01/28	9.375	6,554,724
45,499,759	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	7.194	45,552,994
4,410,362	Avantor Funding, Inc. Term B6 (1-Month CME Term SOFR + 2.000%)[2]	11/08/27	7.444	4,435,457
35,134,502	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.000%)[2]	06/22/28	7.345	35,231,473
12,333,263	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B6 (3-Month CME Term SOFR + 2.000%)[2]	12/20/29	7.335	12,373,346
10,144,994	BCP Renaissance Parent LLC Term B5 (3-Month CME Term SOFR + 3.250%)[2]	10/31/28	8.597	10,183,038
16,701,504	Buckeye Partners LP Term B3 (1-Month CME Term SOFR + 2.000%)[2]	11/01/26	7.344	16,762,798
43,571,050	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[2]	12/07/30	7.332	43,166,275
40,691,327	Clean Harbors, Inc. (1-Month CME Term SOFR + 1.750%)[2]	10/08/28	7.208	40,869,555
14,794,875	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 1.750%)[2]	10/31/27	7.085	14,871,956
21,407,243	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[2]	04/03/28	10.594	21,380,484
33,980,986	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	7.193	33,932,733
846,939	Icon, Plc. (3-Month CME Term SOFR + 2.000%)[2]	07/03/28	7.335	851,555
3,399,305	Icon, Plc. (3-Month CME Term SOFR + 2.000%)[2]	07/03/28	7.335	3,417,831
14,892,632	Iqvia, Inc. Term A2 (3-Month CME Term SOFR + 1.250%)[2]	06/16/27	6.697	14,855,400
31,068,113	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[2]	09/20/30	7.597	30,774,209
32,357,382	Jazz Pharmaceuticals, Inc. Term B (1-Month CME Term SOFR + 2.250%)[2]	05/05/28	7.594	32,392,005
14,951,836	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[2]	06/01/28	11.344	12,625,031
9,367,152	Lumen Technologies, Inc. Term B1 (1-Month CME Term SOFR + 2.350%)[2]	04/15/29	7.807	6,979,128

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$9,575,419	Lumen Technologies, Inc. Term B2 (1-Month CME Term SOFR + 2.350%)[2]	04/15/30	7.807%	$6,910,818
35,773,413	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.250%)[2]	09/01/28	9.859	30,082,220
10,683,225	NRG Energy, Inc. (3-Month CME Term SOFR + 2.000%)[2]	04/16/31	7.264	10,717,945
50,000,000	NVA Holdings Parent LLC (1-Month CME Term SOFR + 1.750%)[2,4]	12/15/25	7.208	49,220,000
45,000,000	Relam Amsterdam Holdings BV Term A (1-Month CME Term SOFR + 1.250%)[2,4]	07/10/28	6.694	44,775,000
7,763,205	Setanta Aircraft Leasing Designated Activity Co. (3-Month CME Term SOFR + 1.750%)[2]	11/05/28	7.085	7,799,925
17,937,581	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[2]	10/20/27	9.032	18,322,880
15,352,941	UGI Corp. Term A2 (1-Month CME Term SOFR + 2.250%)[2]	05/05/25	7.822	15,334,518
17,095,192	UGI Energy Services LLC (1-Month CME Term SOFR + 2.500%)[2]	02/22/30	7.844	17,131,605
30,292,073	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1-Month CME Term SOFR + 2.000%)[2]	12/20/30	7.344	30,370,832
65,965,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.125%)[2]	09/23/25	6.569	65,885,842
54,830,959	Wynn Resorts, Ltd. Term A (1-Month CME Term SOFR + 1.750%)[2,4]	09/20/24	7.194	54,809,027
	Total Loan Participations and Assignments (Cost $814,604,354)			800,940,168

	MUNICIPAL BONDS (0.4%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.771	30,835,526
	Total Municipal Bonds (Cost $31,000,000)			30,835,526

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.2%)
1,778,221	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	1,763,747
653,448	RESIMAC Premier 2020-1A (1-Month CME Term SOFR + 1.164%)[1,2]	02/07/52	6.497	653,449
2,770,500	RESIMAC Premier 2021-1A (1-Month CME Term SOFR + 0.814%)[1,2]	07/10/52	6.141	2,767,213
4,091,714	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	4,038,837
5,792,709	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	5,131,155
	Total Residential Mortgage Backed Securities (Cost $15,045,799)			14,354,401

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)
74,100,000	Federal Home Loan Bank Discount Notes[6]	08/01/24	0.000	74,100,000
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	38,443,310
11,550	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.793%)[2]	04/01/36	6.734	11,592
11,737	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	6.865	11,633
9,684	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.745%)[2]	01/01/37	5.995	9,759

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$2,173,093	Federal National Mortgage Association (FNMA)	07/01/35	5.000%	$2,196,380
132,783	Federal National Mortgage Association (FNMA)	11/01/35	5.500	135,249
15,384	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.963%)[2]	07/01/36	7.713	16,049
26,790	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.720%)[2]	09/01/36	7.212	27,200
20,463	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.727%)[2]	01/01/37	6.073	20,678
129,409	Federal National Mortgage Association (FNMA)	08/01/37	5.500	131,813
1,531,214	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,557,372
636,764	Federal National Mortgage Association (FNMA)	06/01/40	6.500	668,181
2,870	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.625	2,819
	Total U.S. Government Agency Obligations (Cost $119,472,712)			117,332,035

	U.S. TREASURY BILLS (15.9%)
66,150,000	U.S. Treasury Bill[6]	08/06/24	0.000	66,101,898
127,000,000	U.S. Treasury Bill[6]	08/08/24	0.000	126,870,558
150,000,000	U.S. Treasury Bill[6]	08/13/24	0.000	149,736,784
37,830,000	U.S. Treasury Bill[6]	08/15/24	0.000	37,752,447
264,750,000	U.S. Treasury Bill[6]	08/20/24	0.000	264,016,007
100,000,000	U.S. Treasury Bill[6]	09/05/24	0.000	99,490,458
117,100,000	U.S. Treasury Bill[6]	09/10/24	0.000	116,419,977
75,000,000	U.S. Treasury Bill[6]	09/24/24	0.000	74,412,000
104,400,000	U.S. Treasury Bill[6,7]	10/10/24	0.000	103,351,505
150,000,000	U.S. Treasury Bill[6]	11/07/24	0.000	147,915,254
	Total U.S. Treasury Bills (Cost $1,186,038,762)			1,186,066,888

	U.S. TREASURY BONDS AND NOTES (0.3%)
8,200,000	U.S. Treasury Note	01/31/26	4.250	8,173,414
5,000,000	U.S. Treasury Note	01/31/28	3.500	4,916,211
7,715,000	U.S. Treasury Note	04/30/29	4.625	7,941,629
	Total U.S. Treasury Bonds and Notes (Cost $20,838,315)			21,031,254

TOTAL INVESTMENTS (Cost $7,614,092,183)[8]			101.4%	$7,547,810,539
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(1.4)%	(101,169,828)
NET ASSETS			100.0%	$7,446,640,711

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2024 was $3,575,922,851 or 48.0% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2024 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $7,614,092,183, the aggregate gross unrealized appreciation is $41,759,712 and the aggregate gross unrealized depreciation is $112,543,560, resulting in net unrealized depreciation of $70,783,848.

Abbreviations:
CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
RFUCCT	−	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2024:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	473	September 2024	$96,432,875	$97,138,680	$(705,805)
U.S. Treasury 5-Year Notes	2,133	September 2024	226,334,304	230,130,703	(3,796,399)
					$(4,502,204)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 –	unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 –	significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2024
Asset Backed Securities	$–	$1,554,721,968	$8,389,458	$1,563,111,426
Commercial Mortgage Backed Securities	–	400,525,501	–	400,525,501
Corporate Bonds	–	3,413,613,340	–	3,413,613,340
Loan Participations and Assignments	–	652,136,141	148,804,027	800,940,168
Municipal Bonds	–	30,835,526	–	30,835,526
Residential Mortgage Backed Securities	–	14,354,401	–	14,354,401
U.S. Government Agency Obligations	–	117,332,035	–	117,332,035
U.S. Treasury Bills	–	1,186,066,888	–	1,186,066,888
U.S. Treasury Bonds and Notes	–	21,031,254	–	21,031,254
Total Investments, at value	$–	$7,390,617,054	$157,193,485	$7,547,810,539
Other Financial Instruments, at value
Financial Futures Contracts	$(4,502,204)	$–	$–	$(4,502,204)
Other Financial Instruments, at value	$(4,502,204)	$–	$–	$(4,502,204)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2024:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2023	$9,289,141	$48,865,000	$58,154,141
Purchases	40,025	94,001,875	94,041,900
Sales/Paydowns	(1,375,514)	(51,194,380)	(52,569,894)
Realized gains/(losses)	–	(833,015)	(833,015)
Change in unrealized appreciation/(depreciation)	435,806	1,526,497	1,962,303
Amortization	–	582,617	582,617
Transfers from Level 3	–	–	–
Transfers to Level 3	–	55,855,433	55,855,433
Balance as of July 31, 2024	$8,389,458	$148,804,027	$157,193,485

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of July 31, 2024, $57,609,458 of value of the Level 3 assets in the Fund was based on a single quote from a broker.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.